Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment arrangements information
Total stock-based compensation expense	$ 4,848	$ 1,619	$ 12,100	$ 3,561	$ 20,527	$ 1,680	$ 1,442
Unrecognized stock-based compensation expense	68,900		$ 68,900
Weighted-average period over which unrecognized stock-based compensation expense are expected to be recognized			1 year 7 months 6 days
Restricted Stock Units (RSUs)
Share-based payment arrangements information
Total stock-based compensation expense						100	100
Unrecognized stock-based compensation expense					$ 15,500
Weighted-average period over which unrecognized stock-based compensation expense are expected to be recognized					1 year 3 months 18 days
Share based compensation arrangement by share based payment award, equity instruments other options, vested in period, total grant date fair value			$ 2,900
Cost of Revenue
Share-based payment arrangements information
Total stock-based compensation expense					$ 673	305	219
Product development
Share-based payment arrangements information
Total stock-based compensation expense	1,239	212	1,953	465	6,151	450	287
Sales, marketing and customer support
Share-based payment arrangements information
Total stock-based compensation expense	1,423	305	3,743	869	13,703	917	930
General and administrative
Share-based payment arrangements information
Total stock-based compensation expense	$ 2,186	$ 1,102	$ 6,404	$ 2,227	20,527	$ 1,680	$ 1,442
General and administrative | Restricted Stock Units (RSUs)
Share-based payment arrangements information
Total stock-based compensation expense					$ 700